Cash and cash equivalents - Disclosure of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash held in banks	$ 15,827	$ 18,563
Short-term investments (maturities of 90 days or less)	39,443	37,548
Cash and cash equivalents	$ 55,270	$ 56,111	$ 53,521